Investment and Mortgage-Backed Securities, Held to Maturity	12 Months Ended
Mar. 31, 2012
Investment and Mortgage-Backed Securities, Available for Sale:
Investment and Mortgage-Backed Securities, Held to Maturity

(3)	Investment and Mortgage-Backed Securities, Held to Maturity

The amortized cost, gross unrealized gains, gross unrealized losses, and fair values of investment and mortgage-backed securities held to maturity are as follows:

	March 31, 2012
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

FHLB Securities	$11,554,627	$221,726	$13,517	$11,762,836
FFCB Securities	1,999,516	6,534	23,410	1,982,640
FNMA and FHLMC Bonds	6,983,004	19,863	49,147	6,953,720
SBA Bonds	3,251,151	305,430	-	3,556,581
Mortgage-Backed Securities	43,732,912	1,822,180	-	45,555,092
Equity Securities	155,000	-	-	155,000
	$67,676,210	$2,375,733	$86,074	$69,965,869

	March 31, 2011
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

FHLB Securities	$10,040,055	$297,670	$694	$10,337,031
SBA Bonds	3,856,483	242,167	-	4,098,650
Mortgage-Backed Securities	19,113,587	418,657	-	19,532,244
Equity Securities	155,000	-	-	155,000
	$33,165,125	$958,494	$694	$34,122,925

FHLB securities, FFCB securities, and FNMA and FHLMC are issued by GSEs.  Included in the tables above and below in mortgage-backed securities are GNMA mortgage-backed securities, which are also backed by the full faith and credit of the United States government.  At March 31, 2012 and 2011, the Bank held an amortized cost and fair value of $42.2 million and $43.9 million, respectively, and $16.5 million and $16.8 million, respectively, in GNMA mortgage-backed securities included in mortgage-backed securities listed above. All mortgage-backed securities above are either GSEs or GNMA mortgage-backed securities. The balance does not include any private label mortgage-backed securities.

The amortized cost and fair value of investment and mortgage-backed securities held to maturity at March 31, 2012, by contractual maturity, are shown below.  Expected maturities will differ from contractual maturities resulting from call features on certain investments.

	Amortized Cost	Fair Value

Less Than One Year	$-	$-
One – Five Years	6,367,247	6,582,629
Over Five – Ten Years	8,996,597	9,000,770
More Than Ten Years	8,579,454	8,827,378
Mortgage-Backed Securities	43,732,912	45,555,092
	$67,676,210	$69,965,869

At March 31, 2012 and 2011, the amortized cost and fair value of investment and mortgage-backed securities held to maturity pledged as collateral for certain deposit accounts, FHLB advances and other borrowings were $11.6 million and $12.1 million, respectively, and $9.4 million and $9.9 million, respectively.

	March 31, 2012
	Less than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
FHLB Securities	$4,532,636	$13,517	$-	$-	$4,532,636	$13,517
FFCB Securities	976,590	23,410	-	-	976,590	23,410
FNMA And FHLMC Bonds	4,939,150	49,147	-	-	4,939,150	49,147
	$10,448,376	$86,074	$-	$-	$10,448,376	$86,074

The Company had only one held to maturity security that was in an unrealized loss position at March 31, 2011.The fair value of this FHLB security was $1.0 million and the unrealized loss was $694. The security had been in an unrealized loss position for less than 12 months.  The Company’s held-to-maturity portfolio is recorded at amortized cost.  The Company has the ability and intends to hold these securities to maturity. There were no sales of securities held to maturity during the years ended March 31, 2012, 2011 and 2010.